Stockholders' Equity (Deficit) - Components of Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Net loss attributable to common stockholders - basic and diluted	$ (26,898)	$ (14,292)	[1]	$ (1,106)		$ (2,200)		$ 197		$ 1,141		$ (1,397)		$ 2,582		$ (6,283)		$ (65,237)	$ (2,003)	$ (17,401)	$ (3,957)
Weighted average number of common shares outstanding (shares)	20,559,000					14,741,000												20,554,000	13,473,000	16,832,000	12,190,000
Dilutive effect of outstanding stock options and restricted stock grants after application of the treasury stock method (shares)	0					0												0	0	0	0
Dilutive shares outstanding (shares)	20,559,000					14,741,000												20,554,000	13,473,000	16,832,000	12,190,000
Basic loss per share attributable to common stockholders (in usd per share)	$ (1.31)	$ (0.70)	[1]	$ (0.06)		$ (0.15)		$ 0.02		$ 0.09		$ (0.11)		$ 0.21		$ (0.52)		$ (3.17)	$ (0.15)	$ (1.03)	$ (0.32)
Diluted loss per share attributable to common stockholders (in usd per share)	$ (1.31)	$ (0.70)	[1],[2]	$ (0.06)	[2]	$ (0.15)	[2]	$ 0.02	[2]	$ 0.09	[2]	$ (0.11)	[2]	$ 0.21	[2]	$ (0.52)	[2]	$ (3.17)	$ (0.15)	$ (1.03)	$ (0.32)

[1]	The Company’s calculation of the factory manufacturing variance capitalized in inventory was based on historical experience. In the fourth quarter 2013, the Company identified a deviation from historical experience and accordingly resulted in a change in estimate of $5.9 million, or $0.35 per diluted share for 2013.
[2]	See Note 14 for discussion on the computation of diluted shares outstanding.